Share-based Compensation - Hutchmed Options Fair value Assumptions (Details) - Hutchmed Share Option Scheme - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation
Weighted average grant date fair value of share options (in US$ per share)	$ 1.29	$ 1.14
Significant inputs into the valuation model (weighted average):
Exercise price (in US$ per share)	3.69	2.5
Share price at effective date of grant (in US$ per share)	$ 3.69	$ 2.5
Expected volatility (in percentage)	54.70%	53.30%
Risk-free interest rate (in percentage)	3.86%	3.69%
Contractual life of share options (in years)	10 years	10 years
Expected dividend yield (in percentage)	0.00%	0.00%